1933 ACT REGISTRATION NO. 333-69803
                                           1940 ACT FILE NO. 811-09177
                                                           RULE 497(e)

                            THE CATHOLIC FUNDS, INC.
                           CATHOLIC MONEY MARKET FUND

    SUPPLEMENT DATED SEPTEMBER 25, 2003 TO PROSPECTUS DATED JANUARY 30, 2003

Pursuant to a plan of liquidation adopted by the Board of Directors and approved by shareholders at a special meeting held on September 19, 2003, the Catholic Money Market Fund was liquidated on September 25, 2003. Shares of that Fund therefore are no longer available for purchase.